UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund: BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniYield New Jersey Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 11/30/2008

Date of reporting period: 12/01/2007 - 02/29/2008

Item 1 - Schedule of Investments

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                             Par
                           (000)  Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 142.4%      $ 1,000  Burlington County, New Jersey, Bridge Commission Revenue Bonds
                                  (Governmental Leasing Program), 5.25% due 8/15/2012 (a)                             $   1,073,310
                         ----------------------------------------------------------------------------------------------------------
                           1,500  Delaware River and Bay Authority Revenue Bonds, 5% due 1/01/2033 (b)                    1,418,355
                         ----------------------------------------------------------------------------------------------------------
                           2,010  Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania,
                                  Bridge Revenue Refunding Bonds, 5% due 7/01/2021                                        1,988,674
                         ----------------------------------------------------------------------------------------------------------
                           3,645  Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania,
                                  Bridge Revenue Refunding Bonds, 5% due 7/01/2028                                        3,385,367
                         ----------------------------------------------------------------------------------------------------------
                           7,860  Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                                  6% due 1/01/2019 (c)                                                                    8,197,980
                         ----------------------------------------------------------------------------------------------------------
                           2,620  Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A,
                                  5% due 10/01/2013 (a)(d)                                                                2,819,906
                         ----------------------------------------------------------------------------------------------------------
                           6,860  Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                  Series B, 5.12% due 11/01/2023 (c)(e)                                                   2,922,154
                         ----------------------------------------------------------------------------------------------------------
                           4,540  Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                  Series B, 5.25% due 11/01/2028 (c)(e)                                                   1,406,401
                         ----------------------------------------------------------------------------------------------------------
                           4,300  Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                  Revenue Bonds, Series A, 5.80% due 11/01/2022 (c)                                       4,575,845
                         ----------------------------------------------------------------------------------------------------------
                           5,460  Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                  Revenue Bonds, Series A, 5.75% due 11/01/2028 (c)                                       5,968,708
                         ----------------------------------------------------------------------------------------------------------
                           1,180  Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource
                                  Recovery, Revenue Refunding Bonds (Waste Management Inc. Project), AMT, Series B,
                                  7% due 12/01/2029                                                                       1,234,032
                         ----------------------------------------------------------------------------------------------------------
                           2,000  Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource
                                  Recovery, Revenue Refunding Bonds (Waste Management Inc. Project), Series A,
                                  6.85% due 12/01/2029                                                                    2,095,200
                         ----------------------------------------------------------------------------------------------------------
                           1,500  Hudson County, New Jersey, COP, Refunding, 6.25% due 12/01/2016 (b)                     1,726,065
                         ----------------------------------------------------------------------------------------------------------
                           4,500  Hudson County, New Jersey, Improvement Authority, Facility Lease Revenue Refunding
                                  Bonds (Hudson County Lease Project), 5.375% due 10/01/2024 (d)                          4,519,710
                         ----------------------------------------------------------------------------------------------------------
                           6,840  Jackson Township, New Jersey, School District, GO, 5% due 4/15/2012 (a)(d)              7,243,834

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield New Jersey Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
CABS      Capital Appreciation Bonds
COP       Certificates of Participation
EDA       Economic Development Authority
EDR       Economic Development Revenue Bonds
GO        General Obligation Bonds
M/F       Multi-Family
S/F       Single-Family

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                             Par
                           (000)  Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $ 1,455  Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue
                                  Bonds (Golf Course Projects), 5.25% due 6/01/2022                                   $   1,482,820
                         ----------------------------------------------------------------------------------------------------------
                           3,050  Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue
                                  Bonds (Golf Course Projects), 5% due 6/01/2029                                          3,014,345
                         ----------------------------------------------------------------------------------------------------------
                             970  Middlesex County, New Jersey, Improvement Authority, Senior Revenue Bonds
                                  (Heldrich Center Hotel/Conference Project), Series A, 5% due 1/01/2020                    861,341
                         ----------------------------------------------------------------------------------------------------------
                           1,500  Middlesex County, New Jersey, Pollution Control Financing Authority, Revenue
                                  Refunding Bonds (Amerada Hess Corporation), 6.05% due 9/15/2034                         1,445,355
                         ----------------------------------------------------------------------------------------------------------
                           2,085  Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                  Refunding Bonds, 5% due 12/01/2011 (a)(f)                                               2,220,525
                         ----------------------------------------------------------------------------------------------------------
                           1,215  Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                  Refunding Bonds, 5% due 12/01/2015 (f)                                                  1,266,079
                         ----------------------------------------------------------------------------------------------------------
                           1,280  Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                  Refunding Bonds, 5% due 12/01/2016 (f)                                                  1,333,811
                         ----------------------------------------------------------------------------------------------------------
                             585  Morristown, New Jersey, Parking Authority Revenue Bonds, 4.50% due 8/01/2037 (b)          513,887
                         ----------------------------------------------------------------------------------------------------------
                             500  Mount Holly, New Jersey, Municipal Utilities Authority, Sewer Revenue Bonds,
                                  Series C, 4.50% due 12/01/2037 (b)                                                        436,630
                         ----------------------------------------------------------------------------------------------------------
                           1,720  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019                       1,712,036
                         ----------------------------------------------------------------------------------------------------------
                           1,895  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                        1,771,408
                         ----------------------------------------------------------------------------------------------------------
                           2,000  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029 (g)                    2,074,520
                         ----------------------------------------------------------------------------------------------------------
                             370  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                          331,568
                         ----------------------------------------------------------------------------------------------------------
                             755  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                          692,871
                         ----------------------------------------------------------------------------------------------------------
                           1,425  New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due 6/01/2024     1,425,727
                         ----------------------------------------------------------------------------------------------------------
                             685  New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due 6/01/2032       663,046
                         ----------------------------------------------------------------------------------------------------------
                           1,500  New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village Project),
                                  Series C, 5.50% due 1/01/2028                                                           1,366,605
                         ----------------------------------------------------------------------------------------------------------
                           1,250  New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village),
                                  Series A, 5.50% due 1/01/2018                                                           1,229,425
                         ----------------------------------------------------------------------------------------------------------
                           3,500  New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village),
                                  Series A, 5.50% due 1/01/2025                                                           3,245,865
                         ----------------------------------------------------------------------------------------------------------
                           2,500  New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens
                                  at Ward Homestead Project), Series A, 5.75% due 11/01/2024                              2,396,375
                         ----------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                             Par
                           (000)  Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $ 2,000  New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens
                                  at Ward Homestead Project), Series A, 5.80% due 11/01/2031                          $   1,852,200
                         ----------------------------------------------------------------------------------------------------------
                          14,000  New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
                                  5.25% due 7/01/2033 (b)                                                                13,504,960
                         ----------------------------------------------------------------------------------------------------------
                             220  New Jersey EDA, Revenue Bonds (Department of Human Services), 5% due 7/01/2012            232,714
                         ----------------------------------------------------------------------------------------------------------
                           3,850  New Jersey EDA, Revenue Bonds (Saint Barnabas Project), Series A,
                                  6.3% due 7/01/2024 (b)(e)                                                               1,500,730
                         ----------------------------------------------------------------------------------------------------------
                           5,800  New Jersey EDA, School Facilities Construction Revenue Bonds, Series L,
                                  5% due 3/01/2030 (c)                                                                    5,560,982
                         ----------------------------------------------------------------------------------------------------------
                           3,400  New Jersey EDA, School Facilities Construction Revenue Bonds, Series O,
                                  5.25% due 3/01/2023                                                                     3,459,738
                         ----------------------------------------------------------------------------------------------------------
                           3,000  New Jersey EDA, School Facilities Construction Revenue Bonds, Series P,
                                  5% due 9/01/2015                                                                        3,198,870
                         ----------------------------------------------------------------------------------------------------------
                           3,115  New Jersey EDA, School Facilities Construction Revenue Bonds, Series P,
                                  5.25% due 9/01/2016                                                                     3,339,654
                         ----------------------------------------------------------------------------------------------------------
                           2,000  New Jersey EDA, School Facilities Construction Revenue Bonds, Series U,
                                  5% due 9/01/2037 (f)                                                                    1,899,540
                         ----------------------------------------------------------------------------------------------------------
                           1,000  New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water
                                  Company, Inc. Project), AMT, Series A, 5.25% due 11/01/2032 (f)                           939,440
                         ----------------------------------------------------------------------------------------------------------
                           6,670  New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water
                                  Company, Inc. Project), AMT, Series A, 6.875% due 11/01/2034 (d)                        6,775,119
                         ----------------------------------------------------------------------------------------------------------
                           8,000  New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of
                                  New Jersey, Inc.), Series B, 4.50% due 11/01/2025 (f)                                   7,357,280
                         ----------------------------------------------------------------------------------------------------------
                           3,000  New Jersey Environmental Infrastructure Trust Revenue Bonds (Environmental
                                  Infrastructure), Series A, 5.25% due 9/01/2010 (a)                                      3,196,140
                         ----------------------------------------------------------------------------------------------------------
                           1,100  New Jersey Health Care Facilities Financing Authority, Health System Revenue
                                  Bonds (Catholic Health East), Series A, 5.375% due 11/15/2012 (a)                       1,189,452
                         ----------------------------------------------------------------------------------------------------------
                           1,540  New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                  (Children's Specialized Hospital), Series A, 5.50% due 7/01/2036                        1,334,487
                         ----------------------------------------------------------------------------------------------------------
                           1,950  New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                  (Hunterdon Medical Center), Series A, 5.125% due 7/01/2035                              1,815,840
                         ----------------------------------------------------------------------------------------------------------
                           1,845  New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                  (Pascack Valley Hospital Association), 6.625% due 7/01/2036                               995,377
                         ----------------------------------------------------------------------------------------------------------
                             500  New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                  (RWJ Healthcare Corporation), Series B, 5% due 7/01/2025 (h)                              474,395
                         ----------------------------------------------------------------------------------------------------------
                           4,000  New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                  (Robert Wood University), 5.70% due 7/01/2020 (f)                                       4,165,760
                         ----------------------------------------------------------------------------------------------------------
                           1,875  New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                  (Somerset Medical Center), 5.50% due 7/01/2033                                          1,515,075
                         ----------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                             Par
                           (000)  Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $ 6,640  New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                  (South Jersey Hospital), 6% due 7/01/2012 (a)                                       $   7,271,730
                         ----------------------------------------------------------------------------------------------------------
                           2,000  New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                  (Southern Ocean County Hospital), 5.125% due 7/01/2031 (h)                              1,811,800
                         ----------------------------------------------------------------------------------------------------------
                           1,060  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Atlantic City Medical Center), 5.75% due 7/01/2012 (a)                                 1,150,291
                         ----------------------------------------------------------------------------------------------------------
                             500  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Atlantic City Medical Center), 6.25% due 7/01/2012 (a)                                   554,665
                         ----------------------------------------------------------------------------------------------------------
                             520  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Atlantic City Medical Center), 6.25% due 7/01/2017                                       554,627
                         ----------------------------------------------------------------------------------------------------------
                           1,125  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Atlantic City Medical Center), 5.75% due 7/01/2025                                     1,133,044
                         ----------------------------------------------------------------------------------------------------------
                           1,650  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                             1,634,935
                         ----------------------------------------------------------------------------------------------------------
                           1,500  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Meridian Health System Obligation Group), 5.25% due 7/01/2019 (c)                      1,544,700
                         ----------------------------------------------------------------------------------------------------------
                           2,250  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Meridian Health System Obligation Group), 5.375% due 7/01/2024 (c)                     2,259,877
                         ----------------------------------------------------------------------------------------------------------
                           2,195  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Meridian Health System Obligation Group), 5.25% due 7/01/2029 (c)                      2,172,611
                         ----------------------------------------------------------------------------------------------------------
                           4,155  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Saint Barnabas Health Care System), Series A, 5% due 7/01/2029                         3,635,667
                         ----------------------------------------------------------------------------------------------------------
                           2,000  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Saint Barnabas Health Care System), Series B, 5.92% due 7/01/2030 (e)                    416,360
                         ----------------------------------------------------------------------------------------------------------
                           1,500  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Saint Barnabas Health Care System), Series B, 5.72% due 7/01/2036 (e)                    207,120
                         ----------------------------------------------------------------------------------------------------------
                          13,250  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Saint Barnabas Health Care System), Series B, 5.18% due 7/01/2037 (e)                  1,706,070
                         ----------------------------------------------------------------------------------------------------------
                           1,385  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (South Jersey Hospital System), 5% due 7/01/2036                                        1,219,451
                         ----------------------------------------------------------------------------------------------------------
                           1,650  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (South Jersey Hospital System), 5% due 7/01/2046                                        1,414,033
                         ----------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                             Par
                           (000)  Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $ 2,000  New Jersey State Educational Facilities Authority Revenue Bonds
                                  (Georgian Court College Project), Series C, 6.50% due 7/01/2013 (a)                 $   2,290,800
                         ----------------------------------------------------------------------------------------------------------
                           1,100  New Jersey State Educational Facilities Authority Revenue Bonds
                                  (Kean University), Series D, 5% due 7/01/2032 (d)                                       1,037,872
                         ----------------------------------------------------------------------------------------------------------
                           1,750  New Jersey State Educational Facilities Authority Revenue Bonds
                                  (Rider University), Series C, 5% due 7/01/2037 (h)                                      1,586,637
                         ----------------------------------------------------------------------------------------------------------
                           1,955  New Jersey State Educational Facilities Authority Revenue Bonds
                                  (Rowan University), Series C, 5% due 7/01/2014 (a)(b)                                   2,104,206
                         ----------------------------------------------------------------------------------------------------------
                           2,165  New Jersey State Educational Facilities Authority Revenue Bonds
                                  (Rowan University), Series C, 5.125% due 7/01/2014 (a)(b)                               2,345,431
                         ----------------------------------------------------------------------------------------------------------
                           1,000  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                  (Gregorian Court University), Series D, 5.25% due 7/01/2037                               882,000
                         ----------------------------------------------------------------------------------------------------------
                           5,305  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                  (Montclair State University), Series L, 5% due 7/01/2014 (a)(b)                         5,709,878
                         ----------------------------------------------------------------------------------------------------------
                           2,600  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                  (Princeton University), Series A, 5% due 7/01/2030                                      2,575,664
                         ----------------------------------------------------------------------------------------------------------
                             750  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                  (Ramapo College), Series I, 4.25% due 7/01/2031 (f)                                       642,600
                         ----------------------------------------------------------------------------------------------------------
                             810  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                  (Ramapo College), Series I, 4.25% due 7/01/2036 (f)                                       684,142
                         ----------------------------------------------------------------------------------------------------------
                           1,000  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                  (Rider University), 5% due 7/01/2017 (h)                                                  994,040
                         ----------------------------------------------------------------------------------------------------------
                           1,255  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                  (Rider University), Series A, 5.50% due 7/01/2023 (h)                                   1,243,366
                         ----------------------------------------------------------------------------------------------------------
                           1,450  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                  (Rider University), Series A, 5.25% due 7/01/2034 (h)                                   1,321,080
                         ----------------------------------------------------------------------------------------------------------
                           1,300  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                  (Rowan University), Series B, 4.25% due 7/01/2034 (d)                                   1,076,491
                         ----------------------------------------------------------------------------------------------------------
                           2,200  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                  (Stevens Institute of Technology), Series A, 5% due 7/01/2027                           1,969,726
                         ----------------------------------------------------------------------------------------------------------
                           3,170  New Jersey State Higher Education Assistance Authority, Student Loan Revenue
                                  Bonds, AMT, Series A, 5.30% due 6/01/2017 (f)                                           3,199,037
                         ----------------------------------------------------------------------------------------------------------
                           2,500  New Jersey State Highway Authority, Garden State Parkway General Revenue
                                  Refunding Bonds, 5.625% due 1/01/2010 (a)                                               2,647,525
                         ----------------------------------------------------------------------------------------------------------
                           4,515  New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                                  AMT, Series CC, 5.80% due 10/01/2020 (b)                                                4,631,216
                         ----------------------------------------------------------------------------------------------------------
                           2,600  New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                                  AMT, Series U, 5.60% due 10/01/2012 (b)                                                 2,641,834
                         ----------------------------------------------------------------------------------------------------------
                           1,500  New Jersey State Housing and Mortgage Finance Agency, M/F Revenue Bonds, AMT,
                                  Series A, 4.90% due 11/01/2035 (d)                                                      1,282,020
                         ----------------------------------------------------------------------------------------------------------
                             700  New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue
                                  Bonds, AMT, Series U, 4.95% due 10/01/2032                                                624,204
                         ----------------------------------------------------------------------------------------------------------
                           4,945  New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue
                                  Refunding Bonds, AMT, Series T, 4.65% due 10/01/2032                                    4,216,156
                         ----------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                             Par
                           (000)  Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $ 3,620  New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                                  Series B, 5.75% due 9/15/2014                                                       $   3,832,965
                         ----------------------------------------------------------------------------------------------------------
                           3,525  New Jersey State Transportation Trust Fund Authority, Transportation System
                                  Revenue Bonds, Series A, 5.50% due 12/15/2021                                           3,724,092
                         ----------------------------------------------------------------------------------------------------------
                           4,140  New Jersey State Transportation Trust Fund Authority, Transportation System
                                  Revenue Bonds, Series C, 5.05% due 12/15/2035 (e)(f)                                      800,552
                         ----------------------------------------------------------------------------------------------------------
                           4,555  New Jersey State Transportation Trust Fund Authority, Transportation System
                                  Revenue Bonds, Series D, 5% due 6/15/2020                                               4,650,928
                         ----------------------------------------------------------------------------------------------------------
                           5,865  New Jersey State Transportation Trust Fund Authority, Transportation System
                                  Revenue Refunding Bonds, Series B, 5.50% due 12/15/2021 (b)                             6,220,419
                         ----------------------------------------------------------------------------------------------------------
                           4,870  New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B,
                                  5.15% due 1/01/2035 (e)(f)                                                              3,158,682
                         ----------------------------------------------------------------------------------------------------------
                           3,750  Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine
                                  Terminal, Additional Rent-Backed Revenue Refunding Bonds (City of Newark
                                  Redevelopment Projects), 4.375% due 1/01/2037 (b)                                       3,181,387
                         ----------------------------------------------------------------------------------------------------------
                           1,575  Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.739%
                                  due 7/01/2033 (c)(e)                                                                    1,169,658
                         ----------------------------------------------------------------------------------------------------------
                           1,925  Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.744%
                                  due 7/01/2034 (c)(e)                                                                    1,427,291
                         ----------------------------------------------------------------------------------------------------------
                           5,000  Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
                                  93rd Series, 6.125% due 6/01/2094                                                       5,371,600
                         ----------------------------------------------------------------------------------------------------------
                           6,000  Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, CABS,
                                  Series A, 4.87% due 9/01/2031 (b)(e)                                                    1,478,100
                         ----------------------------------------------------------------------------------------------------------
                             500  Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State
                                  Office Building Project), 5.375% due 8/15/2028 (c)                                        508,705
                         ----------------------------------------------------------------------------------------------------------
                             500  Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State
                                  Office Building Project), 5.25% due 8/15/2038 (c)                                         496,230
                         ----------------------------------------------------------------------------------------------------------
                           4,280  South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
                                  4.75% due 1/01/2018                                                                     4,296,264
                         ----------------------------------------------------------------------------------------------------------
                           2,485  South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
                                  4.85% due 1/01/2019                                                                     2,487,808
                         ----------------------------------------------------------------------------------------------------------
                           2,000  South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
                                  5% due 1/01/2020                                                                        2,003,280
                         ----------------------------------------------------------------------------------------------------------
                           3,010  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                  Bonds, 7% due 6/01/2013 (a)                                                             3,508,697
                         ----------------------------------------------------------------------------------------------------------
                           1,925  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                  Bonds, 5.75% due 6/01/2032                                                              2,078,827
                         ----------------------------------------------------------------------------------------------------------
                           2,500  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                  Refunding Bonds, Series 1A, 5% due 6/01/2041                                            1,991,575
                         ----------------------------------------------------------------------------------------------------------
                           5,100  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                  Refunding Bonds, Series 1B, 5.65% due 6/01/2041(e)                                        462,468
                         ----------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                             Par
                           (000)  Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $ 1,585  Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding
                                  Bonds (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375%
                                  due 6/01/2017 (f)                                                                   $   1,598,805
                         ----------------------------------------------------------------------------------------------------------
                           1,175  Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding
                                  Bonds (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375%
                                  due 6/01/2018 (f)                                                                       1,180,758
                         ----------------------------------------------------------------------------------------------------------
                             945  University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A,
                                  5.50% due 12/01/2018 (f)                                                                  983,065
                         ----------------------------------------------------------------------------------------------------------
                           1,900  University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A,
                                  5.50% due 12/01/2019 (f)                                                                1,949,495
                         ----------------------------------------------------------------------------------------------------------
                           1,870  University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A,
                                  5.50% due 12/01/2020 (f)                                                                1,904,240
                         ----------------------------------------------------------------------------------------------------------
                           1,435  University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A,
                                  5.50% due 12/01/2021 (f)                                                                1,457,027
                         ----------------------------------------------------------------------------------------------------------
                                                                                                                        280,683,357
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 6.8%         1,730  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                  Revenue Refunding Bonds, Series K, 5% due 7/01/2015 (a)                                 1,869,836
                         ----------------------------------------------------------------------------------------------------------
                           2,750  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT,
                                  5% due 7/01/2032                                                                        2,508,165
                         ----------------------------------------------------------------------------------------------------------
                           1,900  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                  Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project),
                                  AMT, 6.625% due 6/01/2026                                                               1,951,338
                         ----------------------------------------------------------------------------------------------------------
                           3,500  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                  Facilities Revenue Bonds (University Plaza Project), Series A,
                                  5% due 7/01/2033 (b)                                                                    3,257,520
                         ----------------------------------------------------------------------------------------------------------
                           3,750  Puerto Rico Municipal Finance Agency, GO, Series A, 5% due 8/01/2021 (c)                3,798,563
                         ----------------------------------------------------------------------------------------------------------
                                                                                                                         13,385,422
-----------------------------------------------------------------------------------------------------------------------------------
U.S.                       3,500  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
Virgin Islands - 2.7%             (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                                       3,526,985
                         ----------------------------------------------------------------------------------------------------------
                           1,900  Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
                                  (Hovensa Refinery), AMT, 5.875% due 7/01/2022                                           1,826,033
                         ----------------------------------------------------------------------------------------------------------
                                                                                                                          5,353,018
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds (Cost - $306,766,332) - 151.9%                                  299,421,797
-----------------------------------------------------------------------------------------------------------------------------------

                                  Municipal Bonds Transferred to Tender Option Bond Trusts (i)
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 3.4%          7,175  New Jersey State Housing and Mortgage Finance Agency Revenue Bonds,
                                  Capital Fund Program, Series A, 4.70% due 11/01/2025 (c)                                6,791,754
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds Transferred to Tender Option Bond Trusts
                                  (Cost - $7,385,628) - 3.4%                                                              6,791,754
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                          Shares
                           (000)  Short-Term Securities                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                           7,029  CMA New Jersey Municipal Money Fund, 2.19% (j)(k)                                   $   7,029,222
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Short-Term Securities (Cost - $7,029,222) - 3.6%                                  7,029,222
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost - $321,181,182*) - 158.9%                                     313,242,773

                                  Other Assets Less Liabilities - 3.3%                                                    6,536,511

                                  Liability for Trust Certificates - (1.8%)                                              (3,550,000)

                                  Preferred Stock, at Redemption Value - (60.4%)                                       (119,067,584)
                                                                                                                      -------------
                                  Net Assets Applicable to Common Stock - 100.0%                                      $ 197,161,700
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 317,413,421
                                                                  =============
      Gross unrealized appreciation                               $   6,980,344
      Gross unrealized depreciation                                 (14,700,992)
                                                                  -------------
      Net unrealized depreciation                                 $  (7,720,648)
                                                                  =============

(a)   Prerefunded.
(b)   MBIA Insured.
(c)   FSA Insured.
(d)   FGIC Insured.
(e) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.
(f)   AMBAC Insured.
(g)   Assured Guaranty Insured.
(h)   Radian Insured.
(i) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                  Net Activity    Dividend Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund           4,616            $52,669
      --------------------------------------------------------------------------

(k)   Represents the current yield as of February 29, 2008.
o Forward interest rate swaps outstanding as of February 29, 2008 were as follows:

      --------------------------------------------------------------------------
                                                     Notional        Unrealized
                                                   Amount (000)     Depreciation
      --------------------------------------------------------------------------
      Pay a fixed rate of 3.984% and receive
      a floating rate  based on 1-week (SIFMA)
      Municipal Swap Index rate

      Broker, JPMorgan Chase
      Expires June 2028                              $ 1,400         $ (27,940)
      --------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.

Effective December 1, 2007, the BlackRock MuniYield New Jersey Fund, Inc. (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

FAS 157 establishes a hierarchy that classifies these inputs into the three broad levels listed below:
o Level 1 - price quotations in active markets/exchanges for identical securities
o Level 2 -other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market -corroborated inputs)
o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 29, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
                                             Investments in      Other Financial
Valuation Inputs                               Securities          Instruments*
--------------------------------------------------------------------------------
Level 1                                       $          0           $       0
Level 2                                        313,242,773             (27,940)
Level 3                                                  0                   0
--------------------------------------------------------------------------------
Total                                         $313,242,773           $ (27,940)
================================================================================
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniYield New Jersey Fund, Inc.

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield New Jersey Fund, Inc.

Date: April 23, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniYield New Jersey Fund, Inc.

Date: April 23, 2008